Employee Benefits - Summary of Stock Options Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding at beginning of year, Shares	30,760	31,760	39,620
Granted, Shares	0	0	0
Exercised, Shares	(2,771)	(574)	(1,261)
Forfeited, Shares			(3,210)
Outstanding at end of year, Shares	11,904	30,760	31,760
Options exercisable at year-end, Shares	11,904	30,760	31,760
Outstanding at beginning of year, Weighted Average Exercise Price	$ 17.90	$ 17.85	$ 17.49
Granted, Weighted Average Exercise Price	$ 0	$ 0	$ 0
Exercised, Weighted Average Exercise Price	$ (17.84)	$ (16.10)	$ (16.05)
Forfeited, Weighted Average Exercise Price			$ (16.06)
Outstanding at end of year, Weighted Average Exercise Price	$ 18.00	$ 17.90	$ 17.85
Options exercisable at year-end, Weighted Average Exercise Price	$ 18.00	$ 17.90	$ 17.85
Weighted-average fair value of options granted during year, Weighted Average Exercise Price